Fees Summary	Oct. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 59,723,685.95
Previously Paid Amount	0.00
Total Fee Amount	5,195.96
Total Offset Amount	0.00
Net Fee	$ 5,195.96
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A